Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases
Right-to-use assets	$ 501,484		$ 529,366	$ 591,982
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net		Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Lease liability	$ 497,801		$ 524,973	$ 585,182
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities	Other Liabilities
Weighted average remaining lease term	5 years 11 months 1 day		6 years 18 days	6 years 10 months 17 days
Weighted average discount rate	3.38%		3.38%	3.24%
Operating lease costs	$ 31,914	$ 31,929	$ 127,712	$ 127,717
Short-term lease costs	9,570	9,570	38,280	38,280
Total lease costs	41,484	41,499	165,992	165,997
Cash paid for amounts included in measurement of lease liabilities	$ 31,554	$ 31,281	$ 125,215	$ 124,090